Financial instruments by category (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 39,545	$ 27,625
Trade payables	68,862	52,557
Payables to related parties		7,331
Non-derivative financial liabilities, undiscounted cash flows	123,407	87,513
Not later than one year [member] | LGI [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	15,000
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	38,648	27,625
Trade payables	280	0
Payables to related parties		2,068
Non-derivative financial liabilities, undiscounted cash flows	53,928	29,693
Later than one year and not later than two years [member] | LGI [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	15,000
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	82,875	82,875
Trade payables	0	0
Payables to related parties		27,087
Non-derivative financial liabilities, undiscounted cash flows	82,875	109,962
Later than two years and not later than five years [member] | LGI [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	0
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	452,625	480,250
Trade payables	0	0
Payables to related parties		0
Non-derivative financial liabilities, undiscounted cash flows	452,625	$ 480,250
Later than five years [member] | LGI [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	$ 0